Submission	Nov. 17, 2025
Submission [Line Items]
Central Index Key	0001610853
Registrant Name	Solana Co
Registration File Number	333-290950
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A